BORROWINGS - Long-term Future Principal Repayments (Details)	Dec. 31, 2021 CNY (¥)
BORROWINGS
2022	¥ 1,371,540,169
2023	1,013,159,057
2024	1,950,722,831
2025	2,202,257,762
2026	3,981,444,540
Thereafter	748,870,346
Total	¥ 11,267,994,705